Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES-		$ 3,000	$ 0	$ 6,000
OPERATING EXPENSES
General and administrative	259,550	1,705	274,485	3,463
Research & Development		2,690		5,420
Inputed Officers' compensation & Rent		14,000		28,000
Officer's Compensation -CEO	5,833		5,833
Stock Based Compensation	900,000		900,000
Depreciation and amortization		1,450		2,900
Professional Services- Consulting	172,528		518,380
Total operating expenses	1,337,911	19,845	1,698,698	39,783
Inputed Interest Expense		335	0	670
NET LOSS FROM CONTINUING OPERATIONS	(1,337,911)	(17,180)	(1,698,698)	(34,453)
NET LOSS	$ (1,337,911)	$ (17,180)	$ (1,698,698)	$ (34,453)
INCOME (LOSS) PER COMMON SHARE
Basic and Diluted	$ (0.11)	$ 0.00	$ (0.14)	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	12,547,850	6,433,900	12,397,048	6,433,900